Stock Plans, Share-Based Payments and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Assumptions
	Option Pricing Assumptions
Grant Year	2012	2011
Stock Price Volatility	123.48 – 128.54%	121.96 – 130.06%
Risk-Free Interest Rates	0.93 – 1.32%	1.08 – 2.42%
Expected Life (in years)	5.75 – 6.25	5.00 – 5.50
Expected Dividend Yield	0%	0%

Summary Of Information About Stock Options Outstanding And Exercisable
	Options Outstanding		Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2012	Weighted Average Exercise Price
$0.41 – $2.60	2,251,700	9.01	$0.94	736,635	$0.77
$15.00 – $29.80	28,853	5.63	$17.74	27,240	$17.78
$34.20 – $96.00	14,161	1.36	$52.99	14,160	$52.99
Total Outstanding	2,294,714		$1.46	778,035	$2.26

Summary Of Option Activity
	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	747,164	$2.14
Options granted	1,547,550	1.13
Options exercised	—	—
Options forfeited	—	—
Outstanding at December 31, 2012	2,294,714	1.46
Expected to vest at December 31, 2012	778,035	$2.26
Exercisable at December 31, 2012	2,206,747	$1.47

Summary Of Terms Of Outstanding Warrants
				Total Common Shares Issuable
Title of Warrant	Date Issued	Expiry Date	Exercise Price	2012	2011
Class D Warrants – Lambda	11/14/2007	3/10/2016	$0.40	8,806,575	8,806,575
Class D Warrants – Other	11/14/2007	11/14/2012	$0.40	—	447,197
Placement Agent Warrants	11/14/2007	11/14/2012	$0.40	—	228,887
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	3,057,190	4,153,503
March 2011 Lambda Warrants	3/10/2011	3/10/2016	$0.40	2,782,577	2,782,577
				14,679,971	16,452,368

Class D Warrants [Member]
Summary Of Terms Of Outstanding Warrants
	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2010	359,541	9,937	369,478
Anti-dilution ratcheting provision	15,819,382	437,260	16,256,642
Surrendered-rights’ offering	(7,372,348)	0	(7,372,348)
As of December 31, 2011	8,806,575	447,197	9,253,772
Exercised in 2012	—	(352,034)	(352,034)
Expired in 2012	—	(95,163)	(95,163)
As of December 31, 2012	8,806,575	—	8,806,575